GENERAL INFORMATION (Details Narrative)							9 Months Ended	12 Months Ended
	Apr. 03, 2025	Sep. 18, 2023	Feb. 21, 2023 USD ($) $ / shares shares	Dec. 30, 2022 USD ($)	Jan. 08, 2010 CNY (¥)	Jun. 30, 2009 CNY (¥) shares	Sep. 30, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Sep. 30, 2025 CNY (¥) shares	Sep. 30, 2025 HKD ($) shares	Jun. 15, 2025	Jun. 10, 2025	Oct. 10, 2024	Feb. 27, 2024	Aug. 18, 2023	Aug. 15, 2023	Feb. 15, 2023	Jan. 04, 2023	Nov. 02, 2022	Oct. 28, 2022	Sep. 18, 2021	Sep. 09, 2021	Aug. 23, 2021	Aug. 11, 2021	Aug. 10, 2021	May 05, 2020	Dec. 03, 2019	Nov. 20, 2019	Sep. 22, 2017 HKD ($)	Nov. 20, 2009 $ / shares shares	Jun. 30, 2009 HKD ($) $ / shares	May 29, 2009 USD ($)	May 29, 2009 ¥ / shares	Apr. 01, 2008 CNY (¥)	Jan. 17, 2008 HKD ($)	Jan. 17, 2008 ¥ / shares
IfrsStatementLineItems [Line Items]
Number of shares outstanding			10,035,188				7,136,044	3,200,728	282,447	7,136,044	7,136,044
Borrowings interest rate				5.00%
Unsecured Promissory note | $				$ 8,500,000
Proceeds from issue of ordinary shares | $							$ 1,311,000	$ 12,986,000	$ 8,322,000
Number of shares authorized			977,755
Number of shares issued							7,136,044	3,200,728		7,136,044	7,136,044
Preferred shares issued capital			50,000,000
Reverse stock split description	1-for-40
Class B ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding			977,755
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Reverse stock split description	1-for-40 reverse split	one-for-ten reverse split
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares			$ 0
Number of shares authorized			200,000,000				200,000,000	200,000,000		200,000,000	200,000,000
Number of shares issued			200,000,000
Class B ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized			50,000,000				50,000,000	50,000,000		50,000,000	50,000,000
Number of shares issued			50,000,000
New stonehenge limited [member]
IfrsStatementLineItems [Line Items]
Ownership percent				100.00%
Memorandum and articles of association [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares			$ 0.024
Proceeds from issue of ordinary shares | $			$ 4,800,000
Number of shares authorized			200,000,000
Number of shares issued			250,000,000
Vast elite limited [member]
IfrsStatementLineItems [Line Items]
Issued capital | $											$ 1																			$ 1
Percentage of voting equity interests acquired																														100.00%
Antelope holdings (chengdu) co., ltd [member]
IfrsStatementLineItems [Line Items]
Issued capital | $							$ 10,000,000
Percentage of voting equity interests acquired																											100.00%
Hainan antelope holdings co., ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired																										100.00%
Antelope future (yangpu) investment co., ltd [member]
IfrsStatementLineItems [Line Items]
Issued capital | $							10,000,000
Percentage of voting equity interests acquired																									100.00%
Antelope investment (hainan) co., ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired																								100.00%
Antelope ruicheng investment (hainan) co., ltd [member]
IfrsStatementLineItems [Line Items]
Issued capital | ¥										¥ 50,000,000
Percentage of voting equity interests acquired																							100.00%
Hainan kylin cloud services technology co., ltd [member]
IfrsStatementLineItems [Line Items]
Issued capital | ¥										5,000,000
Percentage of voting equity interests acquired																						51.00%
Hangzhou kylin cloud services technology co. Ltd [member]
IfrsStatementLineItems [Line Items]
Issued capital | ¥										5,000,000
Percentage of voting equity interests acquired																					100.00%
Anhui kylin cloud services technology co.Ltd [member]
IfrsStatementLineItems [Line Items]
Issued capital | ¥										5,000,000
Percentage of voting equity interests acquired																				100.00%
Antelope enterprise holding usa inc [member]
IfrsStatementLineItems [Line Items]
Issued capital | $							1,000
Percentage of voting equity interests acquired														100.00%	100.00%				100.00%
Wenzhou kylin cloud services technology co ltd [member]
IfrsStatementLineItems [Line Items]
Issued capital | ¥										5,000,000
Percentage of voting equity interests acquired																		100.00%
Hubei kylin cloud services technology co ltd [member]
IfrsStatementLineItems [Line Items]
Issued capital | ¥										5,000,000
Percentage of voting equity interests acquired																	100.00%
Jiangxi kylin cloud services technology co ltd [member]
IfrsStatementLineItems [Line Items]
Issued capital | ¥										5,000,000
Percentage of voting equity interests acquired																100.00%
AEHL BTC inc [member]
IfrsStatementLineItems [Line Items]
Issued capital | $							10
Percentage of voting equity interests acquired													100.00%
AEHL PTE ltd [member]
IfrsStatementLineItems [Line Items]
Issued capital | $							$ 10,000
Percentage of voting equity interests acquired												100.00%
Hengda ceramics co ltd [member]
IfrsStatementLineItems [Line Items]
Ownership percent							100.00%
Hengdali ceramic materials co ltd [member]
IfrsStatementLineItems [Line Items]
Ownership percent							100.00%
Fujian Province Jinjiang City Anhai Junbing Hengda Construction Material Factory [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interests held by non-controlling interests							15.00%
Chi wah trading import and export company [member]
IfrsStatementLineItems [Line Items]
Ownership percent							85.00%
Mr. Wong kung tok [member]
IfrsStatementLineItems [Line Items]
Issued capital | $																																				$ 1.00
Par value per share | (per share)																																$ 1.00					¥ 1
Amounts payable, related party transactions						¥ 58,900,000				¥ 40,200,000																						$ 67,900,000
Stock issued during period, shares to related parties						9,999
Chengdu future talented management and consulting co, ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired																													100.00%
Antelope enterprise hk holdings limited [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired																												100.00%
Success winner limited [member]
IfrsStatementLineItems [Line Items]
Business combination, consideration, exchange price of share | $ / shares																															$ 10.00
Business combination, consideration, number of outstanding shares acquired																															5,743,320
Number of shares outstanding																															8,950,171
Issued capital | $																																	$ 1
Success winner limited [member] | Mr. Wong kung tok [member]
IfrsStatementLineItems [Line Items]
Par value per share | ¥ / shares																																		¥ 1
Anhai hengda [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired																																			100.00%
Anhai hengda and chi wah [member]
IfrsStatementLineItems [Line Items]
Consideration transferred, acquisition-date fair value | ¥																																			¥ 58,980,000
Jiangxi hengdali ceramic materials co., ltd [member]
IfrsStatementLineItems [Line Items]
Business combination, Recognized identifiable assets acquired and liabilities assumed, loans | ¥					¥ 60,000,000.0
Consideration paid | ¥					¥ 185,500,000